Share Based Compensation (RSU/RSA) (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of restricted stock units and restricted stock awards
Granted, weighted average grant date fair value per share	$ 7.12	$ 6.69	$ 6.24
Restricted Stock Unit [Member]
Summary of restricted stock units and restricted stock awards
Nonvested Beginning balance	8,484
Nonvested Beginning balance, Weighted average grant date fair value per share	$ 6.40
Granted	6,878
Granted, weighted average grant date fair value per share	$ 7.13
Released	2,472
Released, Weighted average grant date fair value per share	$ 6.35
Forfeited	(826)
Forfeited, Weighted average grant date fair value per share	$ 6.72
Nonvested Ending balance	12,064
Nonvested, Weighted average grant date fair value per share	$ 6.80
Performance Share Awards [Member]
Summary of restricted stock units and restricted stock awards
Nonvested Beginning balance	694
Nonvested Beginning balance, Weighted average grant date fair value per share	$ 6.77
Granted	1,125
Granted, weighted average grant date fair value per share	$ 7.06
Released	0
Released, Weighted average grant date fair value per share	$ 0
Forfeited	173
Forfeited, Weighted average grant date fair value per share	$ 6.91
Nonvested Ending balance	1,646
Nonvested, Weighted average grant date fair value per share	$ 6.95